SCHEDULE OF LEASES (Details) - Youlife International Holdings Inc [Member] ¥ in Thousands, $ in Thousands	Dec. 31, 2024 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)
Restructuring Cost and Reserve [Line Items]
Operating lease right-of-use assets	$ 5,912	¥ 43,156	$ 7,459	¥ 52,957	¥ 61,814
Lease liabilities - current	1,288	9,401	959	6,808	7,534
Lease liabilities - non-current	3,823	27,902	5,591	39,697	42,580
Total operating lease liabilities	$ 5,111	¥ 37,303	$ 6,550	¥ 46,505	¥ 50,114